Subsequent Events	9 Months Ended	12 Months Ended
	Sep. 30, 2020	Dec. 31, 2019
Subsequent Events [Abstract]
Subsequent Events

8. Subsequent Events

As described in Note 1 and 4, the Company completed its Initial Business Combination on October 1, 2020 and closed on the PIPE Financing and the Forward Unit Purchase. In connection with the closing of the Business Combination, the Company paid the underwriters' deferred discount of $8.13 million to the underwriters of the Initial Public Offering, the deferred legal fees of $150,000, the promissory note of $120,000 and paid approximately $33,573 to redeem 3,308 shares of Class A Common Stock.

Management has evaluated all other subsequent events to determine if events or transactions occurring through the date the unaudited condensed consolidated financial statements were available for issuance require potential adjustment to or disclosure in the unaudited condensed consolidated financial statements and has concluded that all such events that would require recognition or disclosure have been recognized or disclosed.

Note 9. Subsequent Events

In accordance with ASC Topic 855, “Subsequent Events,” which establishes general standards of accounting for and disclosure of events that occur after the balance sheet date but before financial statements are issued, the Company evaluated subsequent events and transactions that occurred after December 31, 2019, the balance sheet date, up to March 20, 2020. Based upon these evaluations, the Company did not identify any subsequent events that would have required adjustment or disclosure in the financial statements.